POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
We offer various postretirement benefits to our employees.
Defined Contribution Retirement Plans
We have defined contribution plans, which cover the majority of our U.S. employees, as well as employees in certain other countries. These plans are fully funded. We generally make contributions to participants' accounts based on individual base salaries and years of service. Total global defined contribution expense was $292, $270 and $292 in 2018, 2017 and 2016, respectively.
The primary U.S. defined contribution plan (the U.S. DC plan) comprises the majority of the expense for the Company's defined contribution plans. For the U.S. DC plan, the contribution rate is set annually. Total contributions for this plan approximated 14% of total participants' annual wages and salaries in 2018, 2017 and 2016.
We maintain The Procter & Gamble Profit Sharing Trust (Trust) and Employee Stock Ownership Plan (ESOP) to provide a portion of the funding for the U.S. DC plan and other retiree benefits (described below). Operating details of the ESOP are provided at the end of this Note. The fair value of the ESOP Series A shares allocated to participants reduces our cash contribution required to fund the U.S. DC plan.
Defined Benefit Retirement Plans and Other Retiree Benefits
We offer defined benefit retirement pension plans to certain employees. These benefits relate primarily to local plans outside the U.S. and, to a lesser extent, plans assumed in previous acquisitions covering U.S. employees.
We also provide certain other retiree benefits, primarily health care and life insurance, for the majority of our U.S. employees who become eligible for these benefits when they meet minimum age and service requirements. Generally, the health care plans require cost sharing with retirees and pay a stated percentage of expenses, reduced by deductibles and other coverages. These benefits are primarily funded by ESOP Series B shares and certain other assets contributed by the Company.
Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits (1)		Other Retiree Benefits (2)
Years ended June 30	2018	2017	2018	2017
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year (3)	$16,160	$17,285	$5,187	$5,632
Service cost	280	310	112	133
Interest cost	348	300	177	175
Participants' contributions	13	14	73	74
Amendments	12	2	(231)	—
Net actuarial loss/(gain)	(722)	(643)	(308)	(554)
Acquisitions/(divestitures) (4)	—	(413)	—	(31)
Curtailments	—	(132)	—	(37)
Special termination benefits	8	4	7	21
Currency translation and other	148	35	5	16
Benefit payments	(589)	(602)	(244)	(242)
BENEFIT OBLIGATION AT END OF YEAR (3)	$15,658	$16,160	$4,778	$5,187

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	$10,829	$10,269	$3,831	$3,787
Actual return on plan assets	553	884	(481)	136
Acquisitions/(divestitures) (4)	—	(34)	—	—
Employer contributions	406	316	33	36
Participants' contributions	13	14	73	74
Currency translation and other	55	(18)	(3)	(4)
ESOP debt impacts (5)	—	—	50	44
Benefit payments	(589)	(602)	(244)	(242)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	$11,267	$10,829	$3,259	$3,831
FUNDED STATUS	$(4,391)	$(5,331)	$(1,519)	$(1,356)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	For the year ended June 30, 2017, this represents the obligations and plans which were classified as held for sale at June 30, 2016.

(5)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the U.S. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations prior to their due date. In these instances, benefit payments are typically paid directly from the Company's cash as they become due.

	Pension Benefits		Other Retiree Benefits
As of June 30	2018	2017	2018	2017
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$420	$196	$—	$—
Current liabilities	(43)	(40)	(24)	(23)
Noncurrent liabilities	(4,768)	(5,487)	(1,495)	(1,333)
NET AMOUNT RECOGNIZED	$(4,391)	$(5,331)	$(1,519)	$(1,356)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	$3,787	$4,548	$2,366	$1,819
Prior service cost/(credit)	244	245	(478)	(293)
NET AMOUNTS RECOGNIZED IN AOCI	$4,031	$4,793	$1,888	$1,526

The accumulated benefit obligation for all defined benefit pension plans was $14,370 and $14,512 as of June 30, 2018 and 2017, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consisted of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
As of June 30	2018	2017	2018	2017
Projected benefit obligation	$8,467	$13,699	$8,962	$14,181
Accumulated benefit obligation	7,573	12,276	7,974	12,630
Fair value of plan assets	3,740	8,279	4,150	8,654

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits					Other Retiree Benefits
Years ended June 30	2018	2017		2016		2018	2017		2016
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Service cost	$280	$310	(1)	$314	(1)	$112	$133	(1)	$124	(1)
Interest cost	348	300		466		177	175		219
Expected return on plan assets	(751)	(675)		(731)		(451)	(431)		(416)
Amortization of net actuarial loss	295	375		265		69	122		78
Amortization of prior service cost/(credit)	28	28		29		(41)	(45)		(52)
Amortization of net actuarial loss/ prior service cost due to settlements and curtailments	—	186	(2)	—		—	16	(2)	—
Special termination benefits	8	4		6		7	21	(2)	12	(3)
GROSS BENEFIT COST/(CREDIT)	208	528		349		(127)	(9)		(35)
Dividends on ESOP preferred stock	—	—		—		(37)	(45)		(52)
NET PERIODIC BENEFIT COST/(CREDIT)	$208	$528		$349		$(164)	$(54)		$(87)
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Net actuarial loss/(gain) - current year	$(524)	$(852)				$624	$(259)
Prior service cost/(credit) - current year	12	2				(231)	—
Amortization of net actuarial loss	(295)	(375)				(69)	(122)
Amortization of prior service (cost)/credit	(28)	(28)				41	45
Amortization of net actuarial loss/prior service costs due to settlements and curtailments	—	(186)				—	(16)
Reduction in net actuarial losses resulting from curtailment	—	(132)				—	(37)
Currency translation and other	73	6				(3)	2
TOTAL CHANGE IN AOCI	(762)	(1,565)				362	(387)
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$(554)	$(1,037)				$198	$(441)

(1)	Service cost includes amounts related to discontinued operations in fiscal years ended June 30, 2017 and June 30, 2016, which are not material for any period.

(2)
For fiscal year ended June 30, 2017, amortization of net actuarial loss / prior service cost due to settlement and curtailments and $18 of the special termination benefits are included in Net earnings from discontinued operations related to the Beauty Brands divestiture.

(3)	For fiscal year ended June 30, 2016, $7 of the special termination benefits are included in Net Earnings from discontinued operations related to the Batteries divestiture.

The service cost component of the net periodic benefit cost is included in the Statements of Earnings in Cost of products sold and SG&A, unless otherwise noted. All other components are included in the Statements of Earnings in Other non-operating income/(expense), net, unless otherwise noted.
Amounts expected to be amortized from AOCI into net periodic benefit cost during the year ending June 30, 2019, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$224	$71
Prior service cost/(credit)	26	(49)

Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions used to determine benefit obligations recorded on the Consolidated Balance Sheets as of June 30, were as follows: (1)

	Pension Benefits		Other Retiree Benefits
As of June 30	2018	2017	2018	2017
Discount rate	2.5%	2.4%	4.2%	3.9%
Rate of compensation increase	2.6%	3.0%	N/A	N/A
Health care cost trend rates assumed for next year	N/A	N/A	6.6%	6.4%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	N/A	N/A	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2025	2022

(1)	Determined as of end of fiscal year.
The weighted average assumptions used to determine net benefit cost recorded on the Consolidated Statement of Earnings for the years ended June 30, were as follows: (1)

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2018	2017	2016	2018	2017	2016
Discount rate	2.4%	2.1%	3.1%	3.9%	3.6%	4.5%
Expected return on plan assets	6.8%	6.9%	7.2%	8.3%	8.3%	8.3%
Rate of compensation increase	3.0%	2.9%	3.1%	N/A	N/A	N/A

(1)	Determined as of beginning of fiscal year.
For plans that make up the majority of our obligation, the Company calculates the benefit obligation and the related impacts on service and interest costs using specific spot rates along the corporate bond yield curve. For the remaining plans, the Company determines these amounts utilizing a single weighted-average discount rate derived from the corporate bond yield curve used to measure the plan obligations.
Several factors are considered in developing the estimate for the long-term expected rate of return on plan assets. For the defined benefit retirement plans, these factors include historical rates of return of broad equity and bond indices and projected long-term rates of return obtained from pension investment consultants. The expected long-term rates of return for plan assets are 8 - 9% for equities and 5 - 6% for bonds. For other retiree benefit plans, the expected long-term rate of return reflects that the assets are comprised primarily of Company stock. The expected rate of return on Company stock is based on the long-term projected return of 8.5% and reflects the historical pattern of returns.
Assumed health care cost trend rates could have a significant effect on the amounts reported for the other retiree benefit plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on the total service and interest cost components	$62	$(47)
Effect on the accumulated postretirement benefit obligation	737	(585)
Plan Assets. Our investment objective for defined benefit retirement plan assets is to meet the plans' benefit obligations and to improve plan self-sufficiency for future benefit obligations. The investment strategies focus on asset class diversification, liquidity to meet benefit payments and an appropriate balance of long-term investment return and risk. Target ranges for asset allocations are determined by assessing different investment risks and matching the actuarial projections of the plans' future liabilities and benefit payments with current as well as expected long-term rates of return on the assets, taking into account investment return volatility and correlations across asset classes. Plan assets are diversified across several investment managers and are generally invested in liquid funds that are selected to track broad market equity and bond indices. Investment risk is carefully controlled with plan assets rebalanced to target allocations on a periodic basis and with continual monitoring of investment managers' performance relative to the investment guidelines established with each investment manager.
Our target asset allocation for the year ended June 30, 2018, and actual asset allocation by asset category as of June 30, 2018 and 2017, were as follows:

	Target Asset Allocation		Actual Asset Allocation at June 30
	Pension Benefits	Other Retiree Benefits	Pension Benefits		Other Retiree Benefits
Asset Category			2018	2017	2018	2017
Cash	—%	2%	2%	2%	1%	1%
Debt securities	65%	3%	59%	53%	4%	4%
Equity securities	35%	95%	39%	45%	95%	95%
TOTAL	100%	100%	100%	100%	100%	100%

The following tables set forth the fair value of the Company's plan assets as of June 30, 2018 and 2017 segregated by level within the fair value hierarchy (refer to Note 9 for further discussion on the fair value hierarchy and fair value principles). Company stock listed as Level 2 in the hierarchy represents preferred shares which are valued based on the value of Company common stock. The majority of our Level 3 pension assets are insurance contracts. Their fair values are based on their cash equivalent or models that project future cash flows and discount the future amounts to a present value using market-based observable inputs, including credit risk and interest rate curves. There was no significant activity within the Level 3 pension and other retiree benefits plan assets during the years presented. Investments valued using net asset value as a practical expedient are primarily equity and fixed income collective funds. These assets are not valued using the fair value hierarchy, but rather valued using the net asset value reported by the managers of the funds and as supported by the unit prices of actual purchase and sale transactions.

	Pension Benefits			Other Retiree Benefits
As of June 30	Fair Value Hierarchy Level	2018	2017	Fair Value Hierarchy Level	2018	2017
ASSETS AT FAIR VALUE
Cash and cash equivalents	1	$136	$134	1	$5	$6
Company stock (1)		—	—	2	3,092	3,643
Other (2)	1, 2 & 3	400	165	1	4	7
TOTAL ASSETS IN THE FAIR VALUE HEIRARCHY		536	299		3,101	3,656
Investments valued at net asset value		10,731	10,530		158	175
TOTAL ASSETS AT FAIR VALUE		$11,267	10,829		$3,259	3,831

(1)	Company stock is net of ESOP debt discussed below.

(2)
The Company's other pension plan assets measured at fair value are generally classified as Level 3 within the fair value hierarchy. There are no material other pension plan asset balances classified as Level 1 or Level 2 within the fair value hierarchy.

Cash Flows. Management's best estimate of cash requirements and discretionary contributions for the defined benefit retirement plans and other retiree benefit plans for the year ending June 30, 2019, is $134 and $39, respectively. For the defined benefit retirement plans, this is comprised of $82 in expected benefit payments from the Company directly to participants of unfunded plans and $52 of expected contributions to funded plans. For other retiree benefit plans, this is comprised of $24 in expected benefit payments from the Company directly to participants of unfunded plans and $15 of expected contributions to funded plans. Expected contributions are dependent on many variables, including the variability of the market value of the plan assets as compared to the benefit obligation and other market or regulatory conditions. In addition, we take into consideration our business investment opportunities and resulting cash requirements. Accordingly, actual funding may differ significantly from current estimates.
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets and payments from the plans are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2019	$517	$194
2020	508	207
2021	545	219
2022	557	231
2023	577	241
2024 - 2028	3,280	1,339

Employee Stock Ownership Plan
We maintain the ESOP to provide funding for certain employee benefits discussed in the preceding paragraphs.
The ESOP borrowed $1.0 billion in 1989 and the proceeds were used to purchase Series A ESOP Convertible Class A Preferred Stock to fund a portion of the U.S. DC plan. Principal and interest requirements of the borrowing were paid by the Trust from dividends on the preferred shares and from advances provided by the Company. The original borrowing of $1.0 billion has been repaid in full, and advances from the Company of $52 remain outstanding at June 30, 2018. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $2.79 per share. The liquidation value is $6.82 per share.
In 1991, the ESOP borrowed an additional $1.0 billion. The proceeds were used to purchase Series B ESOP Convertible Class A Preferred Stock to fund a portion of retiree health care benefits. These shares, net of the ESOP's debt, are considered plan assets of the other retiree benefits plan discussed above. Debt service requirements are funded by preferred stock dividends, cash contributions and advances provided by the Company, of which $825 are outstanding at June 30, 2018. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $2.79 per share. The liquidation value is $12.96 per share.
Our ESOP accounting practices are consistent with current ESOP accounting guidance, including the permissible continuation of certain provisions from prior accounting guidance. ESOP debt, which is guaranteed by the Company, is recorded as debt (see Note 10) with an offset to the Reserve for ESOP debt retirement, which is presented within Shareholders' equity. Advances to the ESOP by the Company are recorded as an increase in the Reserve for ESOP debt retirement. Interest incurred on the ESOP debt is recorded as Interest expense. Dividends on all preferred shares, net of related tax benefits, are charged to Retained earnings.
The series A and B preferred shares of the ESOP are allocated to employees based on debt service requirements. The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2018	2017	2016
Allocated	34,233	36,488	39,241
Unallocated	4,117	5,060	6,095
TOTAL SERIES A	38,350	41,548	45,336

Allocated	25,895	25,378	23,925
Unallocated	28,512	30,412	32,319
TOTAL SERIES B	54,407	55,790	56,244

For purposes of calculating diluted net earnings per common share, the preferred shares held by the ESOP are considered converted from inception.